Debt - Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 301,320	$ 286,972
Changes from financing cash flows
Repayments of borrowings	(174)	(140,552)	$ (40,396)
Total changes from financing cash flows	53,836	221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20		(3,758)
Total other changes	11,399	(206,930)
Ending Balance	366,555	301,320	$ 286,972
Less: Debt due within one year	(76)	(191)
Instrument financing loans excluding current debt	366,479	301,129
Incremental Term Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs		39,000
Repayments of borrowings		(40,000)
Other changes
Loss on extinguishment of debt		1,000
2020 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs		34,125
Repayments of borrowings		(100,000)
Other changes
Loss on extinguishment of debt		3,170
Amortization of debt discount		366
Instrument Financing Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs		192
Repayments of borrowings	(174)	(552)
Other changes
Foreign exchange impact	(13)	(52)
2021 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs		288,513
Other changes
Warrants		(5,136)
Amortization of debt discount	8,454	3,438
Amortization of debt discount arising from debt modifications	1,284
2021 Convertible Notes
Other changes
Conversion to equity		(125,652)
Change in fair value		(52,267)
Amortization of debt discount		31,075
2022 Convertible Notes
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	54,010
Other changes
Amortization of debt discount	408
Convertible Notes
Other changes
Conversion to equity		(61,980)
Amortization of debt discount		$ 2,866
Unsecured Loan
Other changes
Amortization of debt discount	$ 1,266